INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, net carrying amount (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Intangible assets
Balance at beginning of the year	$ 173,783,956	$ 76,704,869
Additions	12,992,837	11,202,720
Additions from business combination	122,305	96,818,958
Amortization of the year	(12,113,107)	(10,991,433)
Foreign currency translation	11,465	48,842
Balance at end of the year	174,797,456	173,783,956
HB4 soy and breeding program
Intangible assets
Balance at beginning of the year	31,679,681	29,802,534
Additions	5,986,682	3,587,337
Amortization of the year	(2,091,992)	(1,710,190)
Balance at end of the year	35,574,371	31,679,681
Integrated seed products
Intangible assets
Balance at beginning of the year	2,841,008	3,137,158
Amortization of the year	(191,559)	(332,531)
Foreign currency translation	32,377	36,381
Balance at end of the year	2,681,826	2,841,008
Microbiological products
Intangible assets
Balance at beginning of the year	37,295,460	558,027
Additions		128,161
Additions from business combination		39,613,280
Transfers/ Disposals	7,610,115	62,785
Amortization of the year	(3,718,326)	(3,073,154)
Foreign currency translation		6,361
Balance at end of the year	41,187,249	37,295,460
Microbiological products in progress
Intangible assets
Balance at beginning of the year	12,213,341	5,234,321
Additions	5,869,084	7,037,549
Transfers/ Disposals	(7,610,115)	(62,785)
Foreign currency translation	(19,449)	4,256
Balance at end of the year	10,452,861	12,213,341
Trademarks and patents
Intangible assets
Balance at beginning of the year	51,933,444	439,732
Additions	44,073	49,748
Additions from business combination	122,305	55,420,441
Amortization of the year	(4,071,453)	(3,976,477)
Balance at end of the year	48,028,369	51,933,444
Trademarks and patents with indefinite useful lives
Intangible assets
Balance at beginning of the year	7,827,309	7,827,309
Balance at end of the year	7,827,309	7,827,309
Software
Intangible assets
Balance at beginning of the year	1,638,519	2,083,642
Additions	585,313	105,229
Transfers/ Disposals	276,128	29,868
Amortization of the year	(670,514)	(582,064)
Foreign currency translation	(1,463)	1,844
Balance at end of the year	1,827,983	1,638,519
Software in progress
Intangible assets
Balance at beginning of the year	349,171	84,343
Additions	507,685	294,696
Transfers/ Disposals	(276,128)	(29,868)
Balance at end of the year	580,728	349,171
Customer loyalty
Intangible assets
Balance at beginning of the year	23,006,023	22,537,803
Additions from business combination		1,785,237
Amortization of the year	(1,369,263)	(1,317,017)
Balance at end of the year	21,636,760	23,006,023
RG/RS/OX Wheat
Intangible assets
Balance at beginning of the year	5,000,000	5,000,000
Balance at end of the year	$ 5,000,000	$ 5,000,000